Borrowings (Details Narrative) - USD ($)		6 Months Ended
	Feb. 27, 2026	Jun. 30, 2026	Jun. 16, 2026	Jun. 15, 2026
Shareholder Loans [Member]
Short-Term Debt [Line Items]
Proceeds from shareholder loans		$ 3,746,436
Interest rate		10.00%
Accrued interest		$ 485,288
Short-Term Debt [Member]
Short-Term Debt [Line Items]
Maximum borrowing capacity		$ 3,800,000
Interest rate		4.45%
Senior Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal balance			$ 1,833,328
Conversion price			$ 0.57	$ 1.30
Senior Convertible Notes [Member] | February 2026 Notes [Member]
Short-Term Debt [Line Items]
Principal balance	$ 2,173,913
Cash proceeds	2,000,000.0
Cash proceeds from senior convertible notes	$ 4,000,000.0
Original issue discount percentage	8.00%
Interest rate percentage	7.00%
Maturity date	Feb. 27, 2027